STOCK BASED COMPENSATION - Plans (Details) - shares	1 Months Ended
	May 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation
Options outstanding (in shares)		4,079,888	1,202,979
2019 Plan
Stock-based compensation
Shares reserved (in shares)	1,749,192
New shares reserved (in shares)	1,618,841
Reserved shares available from 2016 Plan (in shares)	2,911,159
Increase in number of shares reserved and available for issuance (as a percent)	5.00%
Expiration period	10 years
Vesting period	4 years
2019 Plan | Maximum
Stock-based compensation
Shares reserved (in shares)	4,530,000
2019 Plan | Options
Stock-based compensation
Maximum number of shares authorized for issuance	13,000,000